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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                            Name: City Capital, Inc.
                         Address: 1100 Peachtree Street
                                   Suite 1500
                                Atlanta, GA 30309
                          Form 13F File Number: 28-3050

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          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Willis P. Dobbs
                                Title: President
                               Phone: 404-874-1110
                     Signature, Place, and Date of Signing:


   /s/ Willis P. Dobbs              Atlanta, GA USA                    5/03/2005
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager:

     [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-

                                     Page 1

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City Capital, Inc.
FORM 13F
31-Mar-05

                                                                                                  Voting Authority
                                                                                                  ----------------
                                                             Value   Shares/  Sh/  Put/  Invstmt    Other
Name of Issuer                  Title of class    CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers   Sole   Shared  None
------------------------------  --------------  ---------  --------  -------  ---  ----  -------  --------  ------  ------  ----
3M COMPANY                      COM             88579Y101       274     3200  SH         Sole                 3200
ABERCROMBIE & FITCH CO          COM             002896207      5039    88040  SH         Sole                88040
AMERICAN INTL GROUP             COM             026874107       709    12800  SH         Sole                12800
BANK OF AMERICA CORP            COM             060505104      7804   176962  SH         Sole               176962
BAXTER INTERNATIONAL            COM             071813109      4786   140850  SH         Sole               140850
CHEVRONTEXACO CORP COM          COM             166764100       417     7160  SH         Sole                 7160
CHOICEPOINT INC                 COM             170388102       331     8253  SH         Sole                 8253
CITIGROUP INC.                  COM             172967101      6452   143576  SH         Sole               143576
COCA COLA CO                    COM             191216100       411     9863  SH         Sole                 9863
CONOCO PHILLIPS                 COM             20825C104      6309    58505  SH         Sole                58505
DELL INC COM                    COM             24702R101      2848    74140  SH         Sole                74140
DOMINION RES INC VA             COM             25746U109       359     4830  SH         Sole                 4830
DUKE ENERGY CORPORATION         COM             264399106      6694   238980  SH         Sole               238980
GENERAL ELECTRIC CO             COM             369604103      8947   248102  SH         Sole               248102
HEALTH MGMT ASSOCIATES INC.-A   COM             421933102      4737   180950  SH         Sole               180950
HOME DEPOT                      COM             437076102      5999   156875  SH         Sole               156875
INTEL CORP                      COM             458140100      4260   183393  SH         Sole               183393
INTL BUSINESS MACHINES          COM             459200101      5210    57010  SH         Sole                57010
JEFFERSON PILOT CORP            COM             475070108      2905    59235  SH         Sole                59235
JOHNSON & JOHNSON               COM             478160104      7850   116881  SH         Sole               116881
JPMORGAN CHASE & CO             COM             46625H100      6754   195201  SH         Sole               195201
LINCARE HOLDINGS INC            COM             532791100      4363    98650  SH         Sole                98650
MARRIOTT INTL CL A              COM             571903202       261     3900  SH         Sole                 3900
MASCO CORP                      COM             574599106       270     7800  SH         Sole                 7800
MERCANTILE BANKSHARE            COM             587405101      4955    97430  SH         Sole                97430
MERCK & CO INC                  COM             589331107      7035   217337  SH         Sole               217337
MICROSOFT                       COM             594918104      1648    68185  SH         Sole                68185
PEPSICO INC.                    COM             713448108      5802   109408  SH         Sole               109408
PFIZER INC                      COM             717081103      6432   244839  SH         Sole               244839
PULTE HOMES INC                 COM             745867101      3535    48005  SH         Sole                48005
SBC COMMUNICATIONS INC          COM             78387g103       234     9860  SH         Sole                 9860
SPRINT CORP                     COM             852061100      5846   256980  SH         Sole               256980
SUNTRUST BANKS INC              COM             867914103       468     6493  SH         Sole                 6493
TALISMAN ENERGY INC             COM             87425E103      3863   113120  SH         Sole               113120
UNILEVER NV                     COM             904784709       788    11510  SH         Sole                11510
UNITED TECHNOLOGIES CP COM      COM             913017109       883     8690  SH         Sole                 8690
UNITEDHEALTH GROUP INC          COM             91324P102       536     5615  SH         Sole                 5615
UNUMPROVIDENT CORP              COM             91529Y106      5218   306570  SH         Sole               306570
HONDA MOTOR CO LTD - SPONS ADR  ADR             438128308      5332   212920  SH         Sole               212920
NOKIA CORP ADR A                ADR             654902204      7188   465855  SH         Sole               465855
NORSK HYDRO AS-SPONS ADR        ADR             656531605      4378    52440  SH         Sole                52440
PETROLEO BRASILEIRO S.A.-ADR    ADR             71654V408      6485   146790  SH         Sole               146790
REPORT SUMMARY                              42 DATA RECORDS  164617            0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED